SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

(b)	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidation. Certain prior period balance sheet amounts have been reclassified to conform to the current period presentation. These reclassifications relate solely to the presentation of related party accounts and had no effect on the Group’s consolidated statements of operations, cash flows, shareholders’ equity, or previously reported net income (loss).

The Company consolidates all subsidiaries in which it has a controlling financial interest, as well as any variable interest entities (“VIEs”) where the Company is deemed to be the primary beneficiary, when it has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb significant losses or the right to receive benefits that could potentially be significant to the VIE. The Company reviews factors, including the rights of the equity holders at risk and obligations of equity holders to absorb losses or receive expected residual returns, to determine if the entity is a VIE.

(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. These estimates are based on information available as of the date of the consolidated financial statements. Accounting estimates required to be made by management include, but not limited to, recognition of software licensing and related support services income, allowance for credit losses, valuation of share-based compensation, income taxes and valuation for investments. Actual results could differ from those estimates.

(d)	Foreign currency translation and transaction

The reporting currency and the functional currency of the Company is the United States Dollar (“US$”) and the accompanying consolidated financial statements have been expressed in US$. The functional currency of the Company’s subsidiaries is the local currency or U.S. dollar depending on the nature of the subsidiaries’ activities.

The financial statements of the subsidiaries with non-U.S. dollar functional currencies are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. The equity denominated in the functional currency was translated at the historical rate of exchange at the time of the capital contribution. Because cash flows were translated based on the average exchange rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows may not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Cumulative translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Gains and losses from foreign currency transactions are included in the consolidated statements of operations.

(e)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

(f)	Cash segregated under regulatory requirements

Cash segregated under regulatory requirements represents bank balances that the Group holds on behalf of its clients. The Group maintains segregated accounts with banks in Hong Kong to hold its clients’ monies arising from its ordinary course of business. These segregated clients’ monies are strictly restricted for clients’ transactions and governed by the Securities and Futures (Client Money) Rules under the Hong Kong Securities and Futures Ordinance (“HKSFO”).

(g)	Restricted cash

Restricted cash represents deposits held in a designated securities account as collateral to secure WSI’s obligation under financing arrangements, margin agreements, or other contractual commitments.

(h)	Receivables from and payables to clients

Receivables from and payables to clients include amounts due and owed on cash and margin transactions on a trade-date basis. Receivables from clients include margin loans to securities brokerage clients and other trading receivables. WSI engages in margin financing transactions with its clients. Margin loans generated from margin lending activity for securities traded in the secondary market are collateralized by client-owned securities held in client’s accounts. WSI monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.

The Group elected the practical expedient for FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC 326”) which permits it to compare the amortized cost basis of the loaned amount with the fair value of collateral received at the reporting date to measure the estimate of expected credit losses. Securities beneficially owned by clients, including those that collateralize margin or other similar transactions, are not reflected on the consolidated balance sheets.

As of March 31, 2026 and 2025, the Group had no credit losses reserve to its receivables from clients.

(i)	Receivables from and payables to broker-dealers and clearing organization

Receivables from and payables to clearing organizations include receivables and payables from unsettled trades on a trade-date basis, including amounts receivable for securities trades not delivered by WSI to the purchaser by the settlement date and amounts payable for securities not received by WSI from a seller by the settlement date.

As of March 31, 2026 and 2025, the Group had no credit losses reserve to its receivables from broker-dealers and clearing organization.

Payables to broker-dealers represent margin loan that WSI borrowed from broker-dealers by repledging or sell-and-repurchase the securities that pledged by its margin clients.

(j)	Receivables from software licensing and related support services

Receivables from software licensing and related support services primarily consist of amounts due for services already performed and are recorded at the invoiced amount and do not bear interest. The Group maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the expected credit loss, management considers historical losses adjusted to take into account current and future market conditions and the customers’ financial condition, the amount of receivables in dispute and customer paying patterns. Balances that remain outstanding after the Group has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

As of March 31, 2026, the receivables from software licensing (including subscription based licenses) and related support services were no longer collateralized by the client-owned securities. For the years ended March 31, 2026, 2025 and 2024, the Group provided allowance for expected credit losses of $1.1 million, nil and nil, respectively on the receivables from software licensing (including subscription based licenses) and related support services in the consolidated statements of operations.

(k)	Current expected credit losses

The Group follows ASC 326, Financial Instruments–Credit Losses which applies to financial assets measured at amortized cost, held-to-maturity debt securities and off-balance sheet credit exposures. For financial assets measured at amortized cost, the Group recognizes an allowance for expected credit losses upon initial recognition and updates the allowance each reporting period to reflect management’s estimate of expected credit losses over the contractual term of the financial assets, considering historical credit loss experience, current conditions, and reasonable and supportable forecasts. For financial assets collateralized by securities, the Group has elected the practical expedient of reporting the difference between the fair value of the collateral and the amortized cost as the allowance for current expected credit losses. Expected credit losses on off-balance sheet credit exposures must be estimated over the contractual period the Group is exposed to credit risk as a result of a present obligation to extend credit.

The Group records an allowance for expected credit losses in the consolidated financial statements when estimated credit losses exist. Refer to Note 2(j) for information regarding the allowance recognized on receivables from software licensing and related support services.

(l)	Other receivables

Other receivables consisted of amount due from ST MA Ltd. and redemption receivable due from Z Navigation Option Hedge Fund S.P., which were subsequently collected in full.

(m)	Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful lives
Furniture and fixtures	5 years
Office equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life and lease term

Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized. Any gain or loss arising from derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of operations in the period the asset is derecognized.

(n)	Software Development Costs

FASB ASC 985-20-25 requires software development costs to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when an entity has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Group’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore, software development costs are generally expensed as incurred.

(o)	Impairment of long-lived assets

The Group reviews its long-lived assets, including property and equipment and right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairment charge recognized related to these long-lived assets during the periods presented in the accompanying consolidated financial statements.

(p)	Investment, cost

The Group measures its equity investment in a company that does not have a readily determinable fair value, and does not have the ability to exercise significant influence using cost method under the measurement alternative, which is defined as cost, less any impairments, a plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company monitors the investment for impairments and makes adjustments in carrying values if management determines that an impairment charge is required based primarily on the financial condition and near-term prospects of the investment.  The Company evaluates potential impairment indicators, including adverse changes in industry or market conditions, financial performance, business outlook, and other relevant factors.

If such indicators are present, further analysis is conducted to determine the fair value of the investment. The Company exercises judgment in estimating fair value, taking into account factors such as current economic and market conditions, the investee’s operating performance and earnings trends, and other company- and industry-specific information.

During the fiscal year ended March 31, 2024, WSI entered into Share Subscription Agreements and Shareholder Agreements to acquire less than 1% of Series C Preferred Shares of New Markets (BVI) Limited (“Microconnect”) for a total consideration of $6.8 million and in August 2024, WSI sold the Series C Preferred Shares to the Company, one of its related parties, and a third party for $3.5 million, $2.0 million, and $1.3 million, respectively, with no gain or loss recognized for the year ended March 31, 2024. The Company determined that it has no significant influence in Microconnect and there is no readily determinable fair value of this investee.

During the years ended March 31, 2026, 2025 and 2024, the Company recognized impairment loss on investment of $0.13 million, 0.62 million and nil, respectively. Impairment was recorded as the Company considered the financial performance of Microconnect relative to the average earnings from comparable companies.

(q)	Equity method investments

The Group accounts for an equity method investment in accordance with ASC 323, Investments – Equity Method and Joint Ventures, over which it has significant influence but does not have a controlling financial interest and of which it is not the primary beneficiary.

The Group assesses its equity method investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends, and other entity-specific information.

(r)	Financial instruments owned, at fair value

Financial instruments owned consist of financial instruments that the Group acquired as part of brokerage activities. All gains and losses (unrealized and realized) from securities classified as financial instruments owned, at fair value in the consolidated balance sheets are recorded as a component of principal transactions and proprietary trading in the consolidated statements of operations.

(s)	Derivative financial instruments

FASB ASC 815, Derivatives and Hedging (“ASC 815”), provides for optional hedge accounting. When a derivative is deemed to be a hedge and certain documentation and effectiveness testing requirements are met, reporting entities can record all or a portion of the change in fair value of a designated hedge as an adjustment to other comprehensive income rather than as a gain or loss in the statements of operations. To date, the Group has not designated any derivatives as hedges under the provisions included in ASC 815.

Derivative financial instruments are recorded at fair value and included in Financial instruments owned, at fair value in the consolidated balance sheets. The Company’s derivatives instrument was entered into as part of the Group’s broker-dealer operations and is included as a component of Financial instruments owned, at fair value.

The Group enters into derivative financial instruments for investment purposes and to manage market risk associated with certain equity investments. Currently, the Group’s only derivative financial instrument is a total return swap contract.

A total return swap contract is an agreement that obligates two parties to exchange cash flows calculated by reference to changes in specified prices for a specified notional amount of the underlying assets. The payment flows are netted against each other, with the difference being paid by one party to another. Total return swap is generally valued based upon the value of the underlying instruments and terms of the contract as determined by the primary exchange on which it is traded.

Unrealized appreciation and depreciation from derivative financial instruments are recorded based on changes in their fair value. Realized gains and losses are recorded when the positions are closed. The changes in the fair value during the year is recorded in the consolidated statements of operations.
As of March 31, 2026, the derivative asset was $0.76 million, which was included in Financial instruments owned, at fair value in the consolidated balance sheets.

(t)	Deferred offering costs

Deferred offering costs are incurred in connection with the planned initial public offerings (“IPOs”), of the Company, and of its subsidiary, Love and Health Limited, a SPAC entity, including legal, underwriting, and other IPO-related costs. Upon completion of the IPO, these deferred offering costs will be reclassified to shareholders’ equity. If the Company terminates its planned IPO or if there is a significant delay, all of the deferred offering costs will be immediately written off to expenses in the consolidated statements of operations. Deferred offering costs were $0.25 million and $1.50 million as of March 31, 2026 and 2025, respectively, and were recorded in other assets.

For the year ended March 31, 2026, the Company’s deferred offering cost of $1.1 million was charged against equity upon completion of its IPO on April 2, 2025.

For the year ended March 31, 2026, the Company wrote off the deferred offering cost of $0.38 million due to a significant delay in the IPO of Love and Health Limited.

(u)	Fair value measurement

The Group performs fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 - Observable inputs that reflect quoted prices for identical assets or liabilities in active markets.
•	Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly.
•	Level 3 - Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(v)	Revenue recognition

The Group generates its revenues as follows:

Brokerage and commission income

WSI earns fees and commissions from securities brokerage services based on a fixed rate for each transaction. When a customer executes a securities trading transaction, brokerage commission is recognized at a point in time when the performance obligation has been satisfied by the completion of trades and the service has been passed to the customer. Brokerage commission income is accrued on a trade-date basis because this is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. The commission fees are directly charged from the customer’s account when the transactions are settled. The securities trading transaction could not be cancelled once it is executed and is not refundable.

Handling charge income arises from services such as clearing and settlement services, new share subscription services in relation to initial public offerings (“IPO”), and dividend collection services, are accrued on a trade-date basis or at the completion of transaction. Clearing and settlement service income is recognized at a point in time when the transactions are executed. The transaction price is determined to be a fixed percentage of the transaction amount. New share subscription handling income is recognized at the time when the performance obligation has been satisfied by successfully complete IPO subscription on behalf of customers. The transaction price of new share subscription services is a fixed amount per IPO subscription order and no variable consideration exists in the transaction. Dividend collection handling income is recognized at the time when the performance obligation has been satisfied by receiving dividends by WSI on behalf of customers. When WSI receives the cash dividend distributed by the stocks on behalf of customers, the net dividend will be distributed and deposited into the account of the customers, after deducting the dividend collection handling fees. Dividend collection handling income is charged at a fixed percentage of dividend collected. Handling income is directly charged from the client’s account when the transactions are settled.

WSI also provides bond distribution services by acting as a manager, a placement agent or a non-syndicate capital market intermediary, to procure subscribers to subscribe and pay for bonds in principal amounts, in return for commission income. WSI enters into a distinct subscription agreement with its customers, i.e. corporate issuers, for the provision of bond distribution services. The distribution service is distinct and is identified as one performance obligation. As stipulated in the subscription agreement, WSI will charge a distribution commission income based on certain percentage of the funds raised in the transaction. For certain lower profile projects that will not be listed on relevant exchanges, WSI will reduce its exposure by entering non-syndicate capital market intermediary agreements with the global coordinators or a manager, as a sub-distributor for them.

Revenue from providing bond distribution services to customers is recognized at a point in time when the transaction and the performance is completed, which is generally at the completion of the public offering, i.e., listing of the bond on relevant exchanges, or the acceptance by the global coordinator or lead manager for non-syndicate projects. During the year ended March 31, 2026, receivables from revenues related to bond distribution services were fully collected.

WSI generally offers no discount to its brokerage and commission clients.

Principal transactions and proprietary trading

Principal transactions and proprietary trading include all gains, losses, and income from financial instruments classified as Financial instruments owned, at fair value. Transactions in proprietary securities and related revenue and expenses are recorded on a trade date basis. Investments classified as Financial instruments owned, at fair value are reported at fair value. The determination of fair value is based on quoted market prices of an active exchange, independent broker market quotations, market price quotations or models from third-party pricing services, or when independent broker quotations or market price quotations or models from third-party pricing services are not available, valuation models prepared by the Group’s management. These models include estimates, and the valuation derived from them could differ materially from amounts realizable in an open market exchange. Realized and unrealized changes in fair value are recognized in principal transactions, net in the period in which the change occurs.

As of March 31, 2026, WSI holds financial instruments owned, at fair value, of approximately $2.57 million. There were no financial instruments owned, at fair value, as of March 31, 2025. During the years ended March 31, 2026, 2025 and 2024, WSI has reported a principal transaction and proprietary trade income of $0.52 million, $0.11 million, and trade loss of $0.72 million respectively.

Interest income

WSI earns interest income primarily from the margin financing services it offered in relation to the securities brokerage services. Margin financing services refer to the margin loans provided by WSI to its clients for their purchase of securities on the secondary market or for their subscription to shares offered under IPOs. WSI acts as a principal in such transactions. Interest income is recognized with a fixed percentage over the period that the financing amount is outstanding.

Software licensing (including subscription-based) and related support services income

WSI’s and WTI’s contracts typically involve the sales of on-premise licenses (“software licensing”), and often bundled with maintenance and support (“M&S”) services, which are typically capable of being distinct. If goods or services are determined to be distinct, they are accounted for as separate performance obligations. Perpetual on-premise licenses of broker-dealer business related software permit customers to use the software as it exists. The licenses are usually priced as a fixed upfront fee based on the level of complexity and functionalities. The customers take possession of the software, which provides a mature interface to licensed broker-dealer companies for securities trading in a mobile application. Revenues from on-premise licenses are recognized at a point in time when the software is made available to the customer to download or use. WSI and WTI also provide maintenance and support service for customers who purchase on-premise licenses at the option of the customers. These services include troubleshooting, technical support, and the right to receive unspecified software updates. Revenues from maintenance and support services are recognized ratably over the term of the contracts because WSI and WTI are obligated to make the maintenance and support services available continuously throughout the contract period, and the customers simultaneously receive and benefit from these services throughout the contract period.

WSI entered a bundled arrangement with Wealth Guardian Investment Limited (“WGI”) and a new customer (collectively as the “Customers”), which includes three promises (1) to deliver a software license, (2) to provide customized modules and updates that are critical to the core functionality of the license and are essential to fulfilling the intended purpose of the license, and (3) to provide M&S services. The Group determines the customized modules and updates are highly interdependent or interrelated with the license and should be combined with the license as a single performance obligation. As the Customers simultaneously received and benefited from the WSI’s performance, obtained control of the initial software license and the customized modules and updates as soon as they were made available, the Group recognized the revenue of the performance obligation using the output method based on measurements of the value of the goods or services transferred to date relative to the remaining goods or services promised under the contract. The promise to provide M&S services at the option of the Customers, including troubleshooting, technical support, unspecified software updates, and other related services, is a separate performance obligation from software licensing and the customized modules and updates since the M&S services are capable of being distinct and separately identifiable. As the Customers continuously received and benefited from the M&S services, the Group recognized the revenue from the M&S services ratably over the term of the contract.

Revenues under the bundled arrangements are allocated based on the relative stand-alone selling prices (“SSP”) of on-premise license, customized modules and updates (if any), and maintenance and support services. The SSP for on-premise licenses and customized modules and updates is estimated based on observable transactions when those services are sold on a standalone basis. The SSP of M&S is typically estimated using the adjusted market assessment approach. The Group considers a competitor’s pricing for similar services in the market, adjusted for the Group’s position in the market, expected profit margin and cost structure. Contracts for software licensing and M&S services generally include a renewal option for the M&S services; however, the renewal option to acquire additional goods or services is neither free nor discounted and does not represent a material right.

Contracts are generally fixed price and may be invoiced on a regular basis ranging from monthly to semi-annually, with standard payment terms ranging from 10 to 180 days. The timing of revenue recognition may differ from the timing of invoicing customers due to the existence of these invoicing practices as well as the requirement to recognize revenue on a relative stand-alone selling price basis. The Group elects as a practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the period between when the Group transfers a promised good or service to a customer and when the customer pays for that good or service is one year or less.

WSI and WTI act as a principal in the forgoing contracts as they are primarily responsible for fulfilling the promise to provide the goods or services to the customers.

During the year ended March 31, 2025, the Group commenced to offer SaaS services to its customers. The nature of the SaaS services refers to license subscriptions and solution services, for the use of the Group’s platforms, where it is recognized proportionally to the time contracted. In general, licenses are billed monthly on the post paid model, and the Group promise to a fix-term of SaaS services. The Group considers that it satisfies its performance obligations over time each month as it provides the SaaS services to customers and recognizes revenue ratably over the month. Invoiced amounts are recorded in accounts receivable and in revenue or contract liabilities, depending on whether the revenue recognition criteria are met. The Group’s agreements with customers do not provide rights of return, and do not provide customers with the right to take possession of the software that supports the applications. Payments received in advance of services being rendered are recorded as contract liabilities and recognized ratably over time. The SaaS contract terms typically last for one year. Customers are required to prepay at least more than half of the services and pay the remaining six months after initial set up and acceptance. Customer contracts for sales of software licensing (including subscription-based) and related support services remaining performance obligations include contract liabilities and unbilled amounts that will be recognized as revenue in future periods. The value of the transaction price allocated to remaining performance obligations under software licensing (including subscription-based) and related support services contracts as of March 31, 2026 and 2025 was approximately $68,000 and $23,000, respectively. The Group expects to recognize the remaining performance obligations as revenue in the next twelve months.

Contract assets and liabilities

The Group records a contract asset when revenue is recognized prior to invoicing. The Group’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the performance obligations are satisfied. The following table summarized the opening and closing balances in contract assets and liabilities:

	Contract assets	Contract liabilities*
Balance as of March 31, 2025	$1,200,000	$123,137
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	91,837	44,432
Balance as of March 31, 2026	$1,291,837	$167,569
Classifying as:
Contract assets - related party	$400,000	$—
Contract assets	891,837	—
Contract liabilities recorded in accrued expenses and other current liabilities	—	167,569
	$1,291,837	$167,569

No expected credit loss was recognized for the years ended March 31, 2026, 2025, and 2024 for contract assets. The Group subsequently billed $1.2 million contract assets in July 2026.

(w)	Operating costs and expenses

Operating costs and expenses consist primarily of (i) commissions and brokerage fees, (ii) interest expenses, (iii) software licensing and related support outsourcing cost, and (iv) other general and administrative expenses.

Commission and brokerage expenses are charged by clearing organization and/or executing brokers for clearing and settlement services, are accrued on a trade-date basis and are expensed as incurred. Interest expenses primarily consist of interest expenses of borrowings from financial institutions paid to fund the Group’s margin financing business. Software licensing and related support outsourcing cost represent outsourced software licensing and related support services charged by a sub-contractor, The sub-contractor was a related party of the Group through the third quarter of 2025 and ceased to be a related party beginning in the fourth quarter of 2025. Other general and administrative expenses mainly consist of staff compensation and benefits, lease costs, professional service fees and other general operating expenses.

(x)	Research and development expenses

Research and development expenses include the purchased services for developing artificial intelligence software for business purpose and improving the business operation flow. All research and development costs are expensed as incurred.

(y)	Income from foreign currency spread

Income from foreign currency spread is the income WSI generates from the bid/ask price difference during the currency transactions at specific points in each transaction. Foreign currency balances are assets and liabilities in currencies other than the functional currency of each entity that comprises the Group. At every reporting date, the Group revalues its foreign currency balances to its functional currency at the spot exchange rate and records the associated foreign currency gains and losses in the consolidated statements of operations.

(z)	Leases - Lessee

The Group determines whether an arrangement is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or an operating lease. Lease terms of certain operating leases include the non-cancellable period for which the Group has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain.

Under FASB ASC 842, lessees are required to recognize the following for all leases on the commencement date: (i)  lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Group has elected not to present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that the Group is reasonably certain to exercise.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

The Group has not elected the practical expedient to combine lease and non-lease components in the determination of lease expense for leases for office and employee residence. For operating lease, lease expense is recognized on a straight-line basis over the lease term. For finance lease, the right-of-use assets is amortized on a straight-line basis over the shorter of the remaining life of the asset or the life of the lease, with such amortization included in general and administrative expenses of the Group’s consolidated statement of operations.

(aa)	Income taxes

Income taxes are accounted for using an asset and liability method in accordance with FASB ASC Topic 740, “Income Taxes”. Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current period and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets also include the prior years’ net operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Under the provisions of FASB ASC 740, when tax returns are filed, it is likely that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The Group recognizes interest accrued and penalties related to unrecognized tax benefits in the provision for income taxes.

(ab)	Segment Reporting

ASC 280, “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker (“CODM”) organizes segments within the Group for making operating decisions assessing performance and allocating resources. The Group’s CODM is a management committee comprised of senior executives, allocated resources and assessed performance based upon consolidated financial information and therefore the Group has determined that it has a single operating and reportable segment.

As of March 31, 2026 and 2025, and for the years ended March 31, 2026, 2025 and 2024, all long-lived assets and all of the revenues generated are attributed to the Group’s operations in Hong Kong.

(ac)	Share-based compensation

The Group accounts for share-based compensation awards in accordance with FASB ASC 718, “Compensation - Stock Compensation”. The Group also recognizes compensation cost in its consolidated financial statements in situations where the share-based awards are issued by the parent company of the Group for services provided by the employee to the Group. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; or (b) for share-based awards granted with only service conditions, using the graded vesting method, net of estimated forfeitures, over the vesting period. The cost of services received from employees in exchange for awards of equity instruments is recognized in the consolidated statements of operations based on the estimated fair value of those awards on the grant date and amortized on a straight-line basis over the vesting period. The Group records forfeitures as they occur.

(ad)	Related parties and transactions

The Group identifies related parties, and accounts for, discloses related party transactions in accordance with FASB ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

(ae)	Earnings (loss) per share

The Group computes earnings per share in accordance with FASB ASC 260, “Earnings per Share”. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average ordinary shares outstanding during the period. Diluted income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares, ordinary share equivalents and potentially dilutive securities outstanding during each period. Ordinary share equivalents are not included in the calculation of diluted loss per share if their effect would be anti-dilutive. Diluted loss per share attributable to shareholders of ordinary shares is the same as basic net loss per share attributable to shareholders of ordinary shares for the years presented because the effects of potentially dilutive items were antidilutive given the Group’s net loss for the years ended March 31, 2026, 2025 and 2024. As of March 31, 2026 and 2025, there were no dilutive shares.

(af)	Comprehensive income (loss)

FASB ASC 220, “Comprehensive Income” establishes standards for reporting and display of comprehensive income or loss, its components and accumulated balances. Comprehensive income or loss as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income (loss), as presented in the accompanying consolidated statements of changes in shareholders’ equity, consists of cumulative foreign currency translation adjustments.

(ag)	Concentration and credit risk

Financial instruments that potentially subject the Group to concentration of credit risk consist of cash accounts held with financial institutions in Hong Kong. Cash segregated under regulatory requirements is deposited in reputable financial institutions as required by the Hong Kong Securities and Futures Ordinance. At times, these accounts may exceed the maximum coverage limit of approximatively $102,000 (HK$800,000), effective from October 1, 2024, under the Deposit Protection Scheme introduced by the Hong Kong Government.

The Group has not experienced any losses in these accounts and management believes that these financial institutions are of sound credit quality and the Group is not exposed to any significant credit risk on these accounts.

The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by Group of counterparties that share similar attributes.

We are exposed to concentration risks with specific counterparties.

(i)	Major customer

For the years ended March 31, 2026, 2025 and 2024, the customers who accounted for 10% or more of the Group’s total revenues are presented as follows:

	For the years ended March 31,
Customer	2026	2025	2024
Customer A	34.6%	—%	—%
Customer B, related party	20.0%	64.2%	39.5%

As of March 31, 2026 and 2025, the customers who accounted for 10% or more of the Group’s total balance of receivables, including balances from client, broker-dealers and clearing organizations and software licensing and related support service, at year-end dates are presented as follows:

	As of March 31,
Customer	2026	2025
Customer A	41.1%	—%
Customer B, related party	3.2%	61.0%

(ii)	Major supplier

There was one sole supplier for software licensing and related support outsourcing services, who accounted for 5.1%, 5.4%, and 11.3% of total operating costs and expenses for the years ended March 31, 2026, 2025 and 2024, respectively.

As of March 31, 2026 and 2025, supplier A, accounted for 10.0% and 5.4% of the total balance of accounts payable, respectively. Supplier A ceased to be a related party in the fourth quarter in 2025.

(ah)	Risks and uncertainties

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to regional wars, geopolitical tensions, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could potentially and significantly disrupt the Group’s operations.

(ai)	Recent accounting pronouncements

We are an “emerging growth company” as defined in the JOBS Act. Under the JOBS Act, an emerging growth company can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Recently adopted accounting pronouncements

In December 2023, FASB issued ASU 2023-09, “Income Taxes (Topic 740)” (“ASU 2023-09”). The amendments in ASU 2023-09 address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year-to-date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, and should be applied prospectively. The Group adopted this standard effective April 1, 2025 prospectively.

Recently issued accounting pronouncements not yet adopted

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other— Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This update provides amendments to clarify and modernize the accounting for costs incurred to develop or acquire internal-use software. The amendments address the capitalization of implementation costs by utilizing a principles-based approach and consolidates website development guidance under Subtopic 350-40. The amendments can be applied prospectively, modified prospectively, or retrospectively and are effective for annual and interim periods beginning after December 15, 2027. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In September 2025, the FASB issued ASU No. 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. This update introduces a scope exception to derivative accounting for certain contracts with underlying tied to operations or activities specific to one of the parties. Additionally, the update clarifies that share-based noncash consideration received from a customer should be accounted for under Topic 606 until the right to receive or retain the consideration becomes unconditional. The amendments can be applied prospectively or modified retrospectively and are effective for annual and interim periods beginning after December 15, 2026. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. This update clarifies the applicability, form and content, and interim disclosure requirements in ASC Topic 270 and enhances navigability of the interim reporting guidance. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities and after December 15, 2028, for entities other than public business entities. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements,” which updates the FASB Accounting Standards Codification to clarify, correct errors, and improve the overall usability of GAAP. The improvements consist of narrow-scope amendments, technical corrections, clarification of existing guidance, and updates to clarify the appropriate scope and application of certain disclosure requirements. ASU 2025-12 is effective for annual and interim periods beginning after December 15, 2026. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the Group’s consolidated financial statements.